Average Annual Total Returns - iShares Convertible Bond ETF - iShares Convertible Bond ETF	Mar. 01, 2021
Average Annual Return:
1 Year	61.67%
5 Years	20.29%
Since Inception	16.45%
Inception Date	Jun. 02, 2015
After Taxes on Distributions
Average Annual Return:
1 Year	59.31%	[1]
5 Years	18.72%	[1]
Since Inception	14.95%	[1]
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	36.81%	[1]
5 Years	15.66%	[1]
Since Inception	12.51%	[1]

[1]	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.